Divestiture	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestiture
25.	DIVESTITURE
On December 31, 2020 the Company closed an Asset Purchase Agreement (the “APA”) with a third-party buyer (the “Buyer”) to transfer its obligation of providing certain services and related assets and liabilities to the Buyer for total consideration of $3.8 million, including $1.8 million of contingent consideration. The Company received payments of $1.8 million, $0.4 million and $0.7 million from the Buyer in January 2021, April 2021 and August 2021, respectively.
The divestiture did not constitute a discontinued operation or the sale of a business.
The Company recognized a gain on disposition of $3.8 million during the year ended December 31, 2020 within general and administrative expenses in the condensed consolidated statement of operations and comprehensive income (loss).

23.	DIVESTITURE
On December 31, 2020 the Company closed an Asset Purchase Agreement (the “APA”) with a third-party buyer (the “Buyer”) to transfer its obligation of providing certain services and related assets and liabilities to the Buyer for total consideration of $3.8 million, including $1.8 million of contingent consideration. In January 2021, $1.8 million of cash consideration was received from the Buyer.
The divestiture did not constitute a discontinued operation or the sale of a business.
The Company recognized a gain on disposition of $3.8 million during the year ended December 31, 2020 within general and administrative expenses in the consolidated statement of operations and comprehensive loss.
The Company and the Buyer executed a Transition Services Agreement which requires the Company to assign the transferred services within its customer contracts to the Buyer within a reasonable amount of time. The Company will continue to recognize revenue related to the transferred services until the contracts have been assigned to the Buyer and the Company is no longer the primary obligor of providing the services pursuant to the terms of its customer contracts.